EQ Advisors TrustSM

Supplement dated October 31, 2008 to the

Prospectus dated May 1, 2008

This Supplement replaces certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2008. This Supplement replaces certain information about the Class IA and Class IB shares of the EQ/AllianceBernstein Common Stock Portfolio, EQ/Alliance Bernstein Value Portfolio, EQ/FI Mid Cap Portfolio and EQ/AllianceBernstein Quality Bond Portfolio contained in the above dated Prospectus that you can choose as an investment alternative. Each Portfolio has its own investment objective and strategies and investment advisors (as applicable) that are designed to meet certain investment goals. This Supplement describes additional information, effective on or about December 1, 2008, about changes in each Portfolio’s name, investment strategy, certain investment sub-adviser changes as well as changes to certain of the fees paid by each Portfolio. This Supplement contains information you should know before investing. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

EQ/AllianceBernstein Common Stock Portfolio

EQ/AllianceBernstein Value Portfolio*

EQ/AllianceBernstein Large Cap Growth Portfolio*

EQ/Legg Mason Value Equity Portfolio*

EQ/FI Mid Cap Portfolio*

EQ/AllianceBernstein Quality Bond Portfolio*

*	Effective on or about December 1, 2008, the name of the EQ/AllianceBernstein Value Portfolio will change to the “EQ/Large Cap Value PLUS Portfolio;” the name of the EQ/AllianceBernstein Large Cap Growth Portfolio will change to the “EQ/Large Cap Growth Index;” the name of the EQ/Legg Mason Value Equity Portfolio will change to the “EQ/Large Cap Value Index;” the name of the EQ/FI Mid Cap Portfolio will change to the “EQ/Mid Cap Index Portfolio;” and the name of the EQ/AllianceBernstein Quality Bond Portfolio will change to the “EQ/Quality Bond PLUS Portfolio.”

EQ/AllianceBernstein Common Stock Portfolio

Effective on or about December 1, 2008, the investment strategy of the Common Stock Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the Russell 3000 Index. AllianceBernstein L.P. will remain the adviser for the Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (“Russell 3000” or “Underlying Index”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Although the Portfolio is designed to track the U.S. stock market as a whole and invests in stocks in the Russell 3000, it generally will not invest in all 3,000 stocks in the Underlying Index. The Portfolio also may underweight or overweight individual companies or sectors when the Adviser believes it will benefit performance.

The Portfolio’s investments are selected by a stratified sampling construction process in which the Adviser selects a subset of the 3,000 companies in the Russell 3000 based on the Adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability and yield. The Portfolio also may invest in securities and other instruments, such as futures contracts and options on futures contracts whose return depends on stock market prices. The Adviser selects these instruments to attempt to match the total return of the Russell 3000 but may not always do so. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

Where appropriate futures contracts do not exist, or if the Adviser deems advisable for other reasons, the Portfolio may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Portfolio may also use ETFs for purposes other than cash management, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Although the Portfolio attempts to closely track the Russell 3000, the Portfolio does not invest in all 3,000 stocks in the index and so there can be no assurance that its performance will match that of the Underlying Index. Also, the Portfolio’s returns, unlike those of the Underlying Index, are reduced by Portfolio fees and operating expenses. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	Market Risk

•	Index-Fund Risk

•	Equity Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Derivatives Risk

The Average Annual Total Returns Table in the section “Portfolio Performance” is supplemented as follows:

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. The table below assumes reinvestment of dividends and distributions.

Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Alliance Bernstein Common Stock Portfolio – Class IA Shares	3.73%	15.59%	5.58%
EQ/Alliance Bernstein Common Stock Portfolio – Class IA Shares	3.48%	15.32%	5.31%
Russell 3000 Index*, †	5.14%	13.63%	6.22%
S&P 500 Index†	5.49%	12.83%	5.91%

*	Effective December 1, 2008, the Portfolio has changed its benchmark from the S&P 500 Index to the Russell 3000 Index. The Portfolio changed its benchmark because the Manager believes that the Russell 3000 Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/AllianceBernstein Common Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.46%	0.71%

*	Expenses have been restated to reflect current fees.
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$47	$73
3 Years	$148	$227
5 Years	$258	$395
10 Years	$579	$883

The information in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Advisor to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/AllianceBernstein Value Portfolio

Effective on or about December 1, 2008, the Portfolio will be restructured to a multiple-adviser structure. Specifically, the Portfolio will seek to achieve its investment objective by investing in a variety of equity securities and exchange-traded funds. The equity securities portion of the Portfolio will be managed utilizing a separate actively managed style and a passively managed style that seeks to track the performance of the Russell 1000 Value Index (“1000 Value Index”). AllianceBernstein L. P. will remain the adviser for the actively and passively managed portions of the Portfolio. AXA Equitable will advise the portion of the Portfolio that invests in exchange-traded funds. Effective on or about December 1, 2008, the Portfolio will change its name to EQ/ Large Cap Value PLUS Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Adviser believes are trading at a discount to their long term earnings power.

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio primarily invests in equity securities, which includes common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Active Allocated Portion of the Portfolio generally will invest in large-cap companies, which are defined for purposes of this portion as companies with market capitalizations of $1 billion or more.

In managing the Active Allocated Portion, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have: (1) low price to earnings ratio; (2) high yield,; (3) unrecognized assets; (4) the possibility of manager change; and (5) the prospect of improved profitability. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the 1000 Value Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the 1000 Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	ETF Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Currency Risk

•	Emerging Markets Risk

•	Value Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Multiple Adviser Risk

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.46%	0.46%
Distribution and/or Service Fees (12b-1 fees)**	None	0.250%
Other Expenses	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.62%	0.87%

*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$64	$89
3 Years	$199	$278
5 Years	$347	$484
10 Years	$778	$1,076

The information contained in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion of the Portfolio.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, manages the Active Allocated Portion and the Index Allocated Portion of the Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by US Value Investment Policy Group, comprised of senior Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Active Allocated Portion are: Marilyn Fedak and John Mahedy.

Marilyn Fedak has been Chief Investment Officer – US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital Management, L.P. in 2000.

John Mahedy has been Co-Chief Investment Officer – US Value Equities since 2003. From 2001 to 2008, he also served as Director of Research – US Value Equities at AllianceBernstein.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Judith DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/AllianceBerstein Large Cap Growth Portfolio

Effective on or about December 1, 2008, the investment strategy of the EQ/AllianceBernstein Large Cap Growth Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the Russell 1000 Growth Index (“1000 Growth Index”). Effective on or about December 1, 2008, the Portfolio will change its name to EQ/Large Cap Growth Index Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal market conditions, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the 1000 Growth Index. The 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. As of June 30, 2008, the market capitalization of companies in the 1000 Growth Index ranged from $755 million to $466 billion. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment.

It is anticipated that the Adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio will be constructed and maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all securities in the 1000 Growth Index in the exact weight each represents in the Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the 1000 Growth Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Market Risk

•	Index-Fund Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Derivatives Risk

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.48%	0.73%

*	Expenses have been restated to reflect current fees.
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$49	$75
3 Years	$154	$233
5 Years	$269	$406
10 Years	$604	$906

The information in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, manages the Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/Legg Mason Value Equity Portfolio

Effective on or about December 1, 2008, the investment strategy of the EQ/Legg Mason Value Equity Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the Russell 1000 Value Index. SSgA Funds Management, Inc. (“SSgA FM”) will replace Legg Mason Capital Management, Inc. as the adviser to the Portfolio. In connection with this change, the Portfolio will convert from a “non-diversified” mutual fund to a “diversified” mutual fund. The Portfolio’s benchmark also will change from the S&P 500 Index to the 1000 Value Index. Effective on or about December 1, 2008, the Portfolio will change its name to EQ/Large Cap Value Index Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal market conditions, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. As of June 30, 2008, the market capitalization of companies in the Russell 1000 Value Index ranged from $755 million to $466 billion. It is anticipated that the Adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio will be constructed and maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the Russell 1000 Value Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Russell 1000 Value Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Market Risk

•	Index-Fund Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Derivatives Risk

The Average Annual Total Returns Table in the section “Portfolio Performance” is supplemented as follows:

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. The table below assumes reinvestment of dividends and distributions.

	One Year	Since Inception
EQ/Legg Mason Value Equity Portfolio – Class IA Shares	-5.70%	2.57%
EQ/Legg Mason Value Equity Portfolio – Class IA Shares	-5.88%	2.32
Russell 1000 Value Index*, †	-0.17%	9.94%
S&P 500 Index†	5.49%	10.42%

*	Effective December 1, 2008, the Portfolio has changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index. The Portfolio changed its benchmark because the Manager believes that the Russell 1000 Value Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.52%	0.77%

*	Expenses have been restated to reflect current fees.
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$53	$79
3 Years	$167	$246
5 Years	$291	$428
10 Years	$653	$954

The information in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.8 trillion in assets under management as of June 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio will be managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker will jointly and primarily have responsibility for the day-today management of the Index Allocated Portion of each PLUS Portfolio. Ms. Blake is a Principal of SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/FI Mid Cap Portfolio

Effective on or about December 1, 2008, the investment strategy of the EQ/FI Mid Cap Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the S&P MidCap 400 Index (“S&P MidCap Index”). SSgA Funds Management, Inc. will replace Fidelity Management & Research Company as the adviser to the Portfolio. Effective on or about December 1, 2008, the Portfolio will change its name to EQ/Mid Cap Index Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap Index.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the S&P MidCap 400 Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P MidCap 400 Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Market Risk

•	Index-Fund Risk

•	Equity Risk

•	Large-Cap Company Risk

•	Derivatives Risk

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.47%	0.72%

*	Expenses have been restated to reflect current fees.
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$48	$74
3 Years	$151	$230
5 Years	$263	$401
10 Years	$591	$894

The information in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.8 trillion in assets under management as of June 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio will be managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker will jointly and primarily have responsibility for the day-to-day management of the Index Allocated Portion of each PLUS Portfolio. Ms. Blake is a Principal of SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/AllianceBernstein Quality Bond Portfolio

Effective on or about December 1, 2008, the Portfolio will be restructured to a multiple-adviser structure. Specifically, the Portfolio will seek to achieve its investment objective by investing in a variety of fixed income securities and exchange-traded funds. The fixed income securities portion of the Portfolio will be managed utilizing a separate actively managed style and a passively managed style that seeks to track the performance of the Lehman Brothers Aggregate U.S. Bond Index. AllianceBernstein will remain the adviser for the actively managed portion of the Portfolio. SSgA Funds Management, Inc. will serve as the adviser for the passively managed portion of the Portfolio. AXA Equitable will serve as the adviser to the portion of the Portfolio that invests in exchange-traded funds. Effective on or about December 1, 2008, the Portfolio will change its name to EQ/Quality Bond PLUS Portfolio.

The information under the heading “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investor Services, Inc. (“Moody’s) or BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”)), or unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P or Fitch). In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion of the Portfolio may invest in foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank. The Active Allocated Portion of the Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Active Allocated Portion of the Portfolio may also, to a limited extent, use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Lehman Brothers U.S. Aggregate Bond Index (“Lehman Aggregate Bond Index”) with minimal tracking error. The Lehman Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. Must be dollar-denominated and non-convertible.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each broad segment of the Lehman Aggregate Bond Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics. In particular, the Adviser will focus on such characteristics as interest rate sensitivity, credit quality, and sector diversification, although other characteristics also will be reflected. The Index Allocated Portion’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Generally, the Index Allocated Portion will attempt to have a correlation between its performance and that of the Lehman Aggregate Bond Index of approximately 0.85 before expenses. A correlation of 1.00 would mean that the Index Allocated Portion and the Index were perfectly correlated.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

The information in the section “The Principal Risks” is replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

•	Asset-Backed Securities Risk

•	Credit Risk

•	Interest Rate Risk

•	Investment Grade Securities Risk

•	Mortgage-Backed Securities Risk

•	Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

•	Currency Risk

•	Emerging Markets Risk

•	Index-Fund Risk

•	Liquidity Risk

•	ETF Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

The information contained in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)**	None	0.250%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.59%	0.84%

*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$60	$85
3 Years	$187	$267
5 Years	$327	$463
10 Years	$732	$1,031

The information contained in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion of the Portfolio.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio managers of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, manages the Active Allocated Portion of the Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the U.S. Investment Grade: Core Fixed Income Team, comprised of Senior Core Fixed Asset Team members. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S. Investment Grade: Core Fixed Income accounts, Greg Wilensky, Senior Vice President and Portfolio Manager – Core Fixed Income Investment Team at AllianceBernstein, is primarily responsible for the day-to-day management of, and has oversight and trading responsibilities for, the Active Allocated Portion of the Portfolio. Mr. Wilensky has been responsible for the firm’s stable value business since 1998. He joined AllianceBernstein in 1996 as a Vice President in Portfolio Management and has had portfolio management responsibilities with AllianceBernstein for the past eleven years.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Index Allocated Portion of the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of June 30, 2008, SSgA FM had over $149 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.8 trillion in assets under management as of June 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio will be managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell will jointly and primarily have responsibility for the day-today management of the Bond Index Portfolio. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

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MORE INFORMATION ON RISKS AND BENCHMARKS

Under the heading “Risks,” of the Prospectus, the following risk will be replaced in its entirety with the following:

Index-Fund Risk: The EQ/AllianceBernstein Common Stock, EQ/Bond Index, EQ/Equity 500 Index, EQ/FI Mid Cap Index, EQ/Small Company Index and the Index Allocated Portion of the PLUS Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. These Portfolios and the Index Allocated Portions of the PLUS Portfolios cannot modify their respective investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

MANAGEMENT OF THE TRUST

The information in the section “Management Fees” is supplemented with the following:

The Portfolio pays a fee to the Manager for management services. The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets payable by the EQ/AllianceBernstein Common Stock Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio and EQ/Mid Cap Index Portfolio.

Portfolio	Management Fee
EQ/AllianceBernstein Common Stock Portfolio	0.350% of average daily net assets
EQ/Large Cap Growth Index Portfolio	0.350% of average daily net assets
EQ/Large Cap Value Index Portfolio	0.350% of average daily net assets
EQ/ Mid Cap Index Portfolio	0.350% of average daily net assets

The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the EQ/ Large Cap Value PLUS Portfolio and EQ/Quality Bond PLUS Portfolio.

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Large Cap Value PLUS Portfolio	0.500%	0.450%	0.425%	0.400%	0.375%

	First $4 Billion	Next $4 Billion	Thereafter
EQ/Quality Bond PLUS Portfolio	0.400%	0.380%	0.360%

The information in the third paragraph in the section “Management Fees” is revised as follows:

For administrative services, in addition to the management fee, each Portfolio, except certain excluded Portfolios and the PLUS Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, and the Crossings Allocation Portfolios, which each pay. AXA Equitable an annual fee of 0.15% of each Portfolio’s average daily net assets, plus $35,000. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of each Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

The following is added to the end of the section “Management Fees:”

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the amended investment management agreement and the amended investment advisory agreement with AllianceBernstein with respect to the EQ/AllianceBernstein Common Stock Portfolio, EQ/Large Cap Value PLUS Portfolio, and EQ/Quality Bond PLUS Portfolio and an investment advisory agreement with SSgA FM with respect to the EQ/Mid Cap Index Portfolio will be available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2008.

*    *    *    *    *